SUMMARY OF FINANCIAL ASSETS AND LIABILITIES BY LEVEL WITHIN THE FAIR VALUE HIERARCHY (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial liabilities at amortised cost, category [member] | Contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	$ 36,488,594
Financial liabilities at amortised cost, category [member] | Convertible debt obligations net [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost		$ 1,274,010
Financial assets at amortised cost, category [member] | Cash [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	16,829,385	1,784,938
Financial assets at amortised cost, category [member] | Due from related parties [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost		44,245
Financial assets at fair value through profit or loss, category [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss		29,069
Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member] | Contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Level 1 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member] | Convertible debt obligations net [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, category [member] | Cash [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	16,829,385	1,784,938
Level 1 of fair value hierarchy [member] | Financial assets at amortised cost, category [member] | Due from related parties [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Level 1 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss
Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member] | Contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Level 2 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member] | Convertible debt obligations net [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, category [member] | Cash [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Level 2 of fair value hierarchy [member] | Financial assets at amortised cost, category [member] | Due from related parties [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Level 2 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss
Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member] | Contingent liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	36,488,594
Level 3 of fair value hierarchy [member] | Financial liabilities at amortised cost, category [member] | Convertible debt obligations net [member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost		1,274,010
Level 3 of fair value hierarchy [member] | Financial assets at amortised cost, category [member] | Cash [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Level 3 of fair value hierarchy [member] | Financial assets at amortised cost, category [member] | Due from related parties [member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost		44,245
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member] | Equity investments [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss		$ 29,069